UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York        August 13, 2008
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $1,480,611 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

                                                          Mkt Value  SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                  Title of Class    CUSIP    x$1,000     Amt    Prn CALL Discretion Managers   Sole    Shared None
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     6,731   123,100 SH          SOLE               123,100
ALPHA NATURAL RESOURCES INC    COMMON           02076X102    26,073   250,000 SH          SOLE               250,000
ANADARKO PETE CORP             COMMON           032511107    17,962   240,000 SH          SOLE               240,000
APACHE CORP                    COMMON           037411105    33,360   240,000 SH          SOLE               240,000
BAKER HUGHES INC               COMMON           057224107    41,923   480,000 SH          SOLE               480,000
BARRICK GOLD CORP              COMMON           067901108    16,608   365,000 SH          SOLE               365,000
BJ SVCS CO                     COMMON           055482103    11,338   355,000 SH          SOLE               355,000
CANADIAN PAC RY LTD            COMMON           13645T100    38,970   589,200 SH          SOLE               589,200
CF INDS HLDGS INC              COMMON           125269100    74,062   484,700 SH          SOLE               484,700
CHESAPEAKE ENERGY CORP         COMMON           165167107     5,250    79,600 SH          SOLE                79,600
COMPANHIA SIDERURGICA NACIONAL SPONSORED ADR    20440W105     4,886   110,000 SH          SOLE               110,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    32,145   897,400 SH          SOLE               897,400
COMMERCIAL METALS CO           COMMON           201723103     5,289   140,300 SH          SOLE               140,300
CONOCOPHILLIPS                 COMMON           20825C104    22,189   235,074 SH          SOLE               235,074
CONTINENTAL AIRLS INC          CL B             210795308       306    30,300 SH          SOLE                30,300
DENISON MINES CORP             COMMON           248356107     5,268   600,000 SH          SOLE               600,000
DEVON ENERGY CORP NEW          COMMON           25179M103    35,447   295,000 SH          SOLE               295,000
DIAMOND OFFSHORE DRILLING IN   COMMON           25271C102    41,755   300,100 SH          SOLE               300,100
EXXON MOBIL CORP               COMMON           30231G102   141,546 1,606,100 SH          SOLE             1,606,100
FORDING CDN COAL TR            TR UNIT          345425102    46,897   490,500 SH          SOLE               490,500
FREEPORT-MCMORAN COPPER & GO   COMMON           35671D857    28,419   242,500 SH          SOLE               242,500
GLOBAL INDS LTD                COMMON           379336100     4,483   250,000 SH          SOLE               250,000
HALLIBURTON CO                 COMMON           406216101    40,815   769,084 SH          SOLE               769,084
HESS CORP                      COMMON           42809H107    12,619   100,000 SH          SOLE               100,000
HEWLETT PACKARD CO             COMMON           428236103    50,006 1,131,100 SH          SOLE             1,131,100
INTERNATIONAL COAL GRP INC     COMMON           45928H106     4,568   350,000 SH          SOLE               350,000
INTERNATIONAL BUSINESS MACHS   COMMON           459200101   195,565 1,649,924 SH          SOLE             1,649,924
KHD HUMBOLDT WEDAG INTL LTD    COMMON           482462108     4,026   127,700 SH          SOLE               127,700
LAZARD LTD                     SHS A            G54050102    11,440   335,000 SH          SOLE               335,000
MICROSOFT CORP                 COMMON           594918104    98,210 3,570,000 SH          SOLE             3,570,000
NABORS INDUSTRIES LTD          SHS              G6359F103    53,606 1,088,900 SH          SOLE             1,088,900
NOBLE ENERGY INC               COMMON           655044105    18,101   180,000 SH          SOLE               180,000
NORFOLK SOUTHN CORP            COMMON           655844108     3,096    49,400 SH          SOLE                49,400
NUCOR CORP                     COMMON           670346105    60,691   812,797 SH          SOLE               812,797
OCCIDENTAL PETE CORP DEL       COMMON           674599105    52,604   585,400 SH          SOLE               585,400
PARKER DRILLING CO             COMMON           701081101     8,959   895,000 SH          SOLE               895,000
PFIZER INC                     COMMON           717081103    20,964 1,200,000 SH          SOLE             1,200,000
SOUTHWEST AIRLS CO             COMMON           844741108     3,052   234,045 SH          SOLE               234,045
SPDR GOLD TRUST                GOLD SHS         78463V107    35,996   393,830 SH          SOLE               393,830
SPRINT NEXTEL CORP             COM SER 1        852061100     4,204   442,600 SH          SOLE               442,600
TECK COMINCO LTD               CL B             878742204    19,664   410,100 SH          SOLE               410,100
MOSAIC CO                      COMMON           61945A107    60,097   415,316 SH          SOLE               415,316
3M CO                          COMMON           88579Y101     5,818    83,600 SH          SOLE                83,600
TRANSOCEAN INC NEW             SHS              G90073100    26,988   177,100 SH          SOLE               177,100
UNITED STATES STL CORP NEW     COMMON           912909108    48,615   263,100 SH          SOLE               263,100
                                                          1,480,611